STATEMENTS OF EQUITY (Parenthetical) (Linn Energy, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Underwriting discounts and expenses	$ 32,044	$ 27,427	$ 34,556